Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Entity Registrant Name	Navios Maritime Containers L.P.
Entity Central Index Key	0001707210
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2